Income Taxes - Reconciliation of Federal Statutory Tax Rate to Company's Effective Tax Rate (Detail)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Federal statutory tax rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal tax benefit	(0.50%)	(1.20%)	0.20%
Effect of foreign and Puerto Rico earnings and foreign tax credits	(11.20%)	(9.70%)	(8.20%)
Effect of Research Credits and Domestic Production Activities,	(1.10%)	(3.80%)	(1.70%)
Other, net	(0.10%)	(0.10%)	(0.70%)
Total	22.10%	20.20%	24.60%